UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Insured Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31,2006

Item 1:	Schedule of Investments

Vanguard Florida Tax-Exempt Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.8%)

Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/11 (1)	3,095	3,427
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/16 (1)	8,695	10,108
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.570%	9/1/06 LOC	4,100	4,100
Boynton Beach FL Util. System Rev	5.375%	11/1/13 (3)	2,400	2,652
Boynton Beach FL Util. System Rev	5.375%	11/1/15 (3)	2,665	2,989
Boynton Beach FL Util. System Rev	5.500%	11/1/18 (3)	3,125	3,592
Boynton Beach FL Util. System Rev	5.500%	11/1/20 (3)	3,480	4,036
Boynton Beach FL Util. System Rev	6.250%	11/1/20 (3)(ETM)	415	492
Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625%	10/1/14 (1)	2,000	2,023
Brevard County FL Util. Rev	5.250%	3/1/12 (3)	3,805	4,105
Brevard County FL Util. Rev	5.250%	3/1/14 (3)	2,045	2,197
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	6,325	6,810
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	5,755	6,196
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	5,170	5,638
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	4,635	5,055
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	5,205	5,676
Broward County FL School Board COP	5.500%	7/1/18 (4)	14,575	15,760
Broward County FL School Board COP	5.500%	7/1/19 (4)	15,710	16,987
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,000	5,413
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,725	6,209
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,000	5,423
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,695	6,177
Collier County FL School Board COP	6.250%	2/15/13 (4)	12,500	14,245
Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/10 (1)	2,325	2,432
Davie FL Water & Sewer Rev	6.375%	10/1/12 (2)	2,500	2,782
Dunedin FL Util. System Rev	6.750%	10/1/08 (3)	1,115	1,184
Dunedin FL Util. System Rev	6.750%	10/1/10 (3)	2,465	2,749
Escambia County FL Environmental Improvement Rev	5.750%	11/1/27	6,000	6,297
Florida Board of Educ. Capital Outlay	5.500%	6/1/14	10,000	10,857
Florida Board of Educ. Capital Outlay	5.375%	6/1/17 (3)	4,010	4,355
Florida Board of Educ. Public Educ	5.375%	6/1/15	12,000	13,016
Florida Board of Educ. Public Educ	5.000%	6/1/32	9,550	9,933
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/14 (3)	8,475	9,165
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/15 (2)	12,105	13,140
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/15 (3)	8,960	9,690
Florida Housing Finance Corp. Rev	5.950%	1/1/32 (4)	8,390	8,671
Florida Turnpike Auth. Rev	5.000%	7/1/33	13,985	14,554
Hernando County FL Water & Sewer	5.000%	6/1/29 (1)	4,000	4,188
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/11 (Prere.)	10,000	11,154
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/31	4,000	4,098
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/35	10,000	10,230
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/11 (4)	4,610	4,987
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,202
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,308
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/14 (4)	5,365	5,951
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/15 (4)	3,945	4,408
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34	10,870	11,361
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (1)	17,850	21,528
Hillsborough County FL School Board COP	5.250%	7/1/17 (1)	7,005	7,794
Hillsborough County FL School Board COP	5.500%	7/1/18 (1)	14,945	16,981
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	2,000	2,161
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	2,000	2,161
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	4,780	5,164
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	2,000	2,161
Indian River County FL Water & Sewer Rev	6.500%	9/1/08 (3)	2,540	2,647
Jacksonville FL Excise Taxes Rev	5.250%	10/1/17 (1)	2,895	3,101
Jacksonville FL Excise Taxes Rev	5.250%	10/1/18 (1)	3,300	3,521
Jacksonville FL Excise Taxes Rev	5.250%	10/1/19 (1)	2,280	2,421
Jacksonville FL Excise Taxes Rev	5.250%	10/1/20 (1)	1,750	1,857
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.550%	9/1/06 LOC	1,700	1,700
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.570%	9/1/06 LOC	15,500	15,500
Lakeland FL Electric & Water Rev	6.050%	10/1/09 (4)	4,000	4,282
Lakeland FL Electric & Water Rev	6.550%	10/1/09 (4)	4,000	4,332
Lakeland FL Electric & Water Rev	0.000%	10/1/11 (1)	8,420	6,943
Lakeland FL Electric & Water Rev	0.000%	10/1/12 (1)	2,020	1,599
Lakeland FL Electric & Water Rev	6.050%	10/1/14 (4)	2,000	2,312
Lakeland FL Energy Systems Rev	5.000%	10/1/31 (10)	11,600	12,181
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/21	11,925	12,243
Lee County FL School Board COP	6.000%	8/1/08 (4)	6,180	6,315
Lee County FL School Board COP	5.000%	8/1/27 (4)	5,000	5,234
Lee County FL School Board COP	5.000%	8/1/28 (4)	5,000	5,227
Miami Beach FL Water & Sewer Rev	5.625%	9/1/17 (2)	2,550	2,746
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/17 (3)	8,940	9,712
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/18 (3)	5,000	5,432
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/19 (3)	5,500	5,975
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/20 (3)	4,000	4,345
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/29 (2)	13,760	14,395
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/31 (2)	10,910	11,399
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/27 (1)	10,000	10,483
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/28 (1)	10,890	11,416
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/29 (1)	4,065	4,258
Miami-Dade County FL School Board COP	5.500%	5/1/11 (1)(Prere.)	2,460	2,672
Miami-Dade County FL School Board COP	5.500%	5/1/11 (1)(Prere.)	2,650	2,878
Miami-Dade County FL School Board COP	5.500%	5/1/11 (1)(Prere.)	3,840	4,171
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	7,885	8,269
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	20,000	20,974
Miami-Dade County FL School Board COP PUT	5.500%	5/1/11 (1)	8,500	9,107
1 Miami-Dade County FL School Board TOB VRDO	3.450%	9/7/06 (3)	9,200	9,200
Miami-Dade County FL Transit Sales Surtax Rev	5.000%	7/1/31 (10)	5,000	5,258
Miami-Dade County FL Water & Sewer Rev. VRDO	3.420%	9/7/06 (4)	400	400
Miramar FL Wastewater Improvement Assessment Rev	5.000%	10/1/25 (1)	1,345	1,382
North Broward FL Hosp. Dist. Rev	5.750%	1/15/07 (1)	2,560	2,579
Ocala FL Water & Sewer Rev	6.000%	10/1/10 (2)	2,435	2,557
Ocala FL Water & Sewer Rev	5.750%	10/1/11 (3)(Prere.)	13,605	15,046
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/24	5,000	5,546
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/35	6,340	6,607
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/09 (1)(ETM)	4,935	5,313
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/09 (1)	2,045	2,191
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10 (1)(ETM)	5,260	5,785
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10 (1)	2,175	2,376
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11 (1)(ETM)	2,765	3,097
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11 (1)	1,875	2,090
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13 (1)(ETM)	3,160	3,649
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13 (1)	1,890	2,165
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16 (1)(ETM)	95	112
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16 (1)	1,515	1,764
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16 (1)(ETM)	3,890	4,609
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/18 (1)	6,770	8,110
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/21 (1)	11,500	14,056
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39	9,000	9,341
Orange County FL School Board COP	5.375%	8/1/07 (1)(Prere.)	3,140	3,222
Orange County FL School Board COP	6.000%	8/1/10 (2)(Prere.)	3,170	3,447
Orange County FL School Board COP	6.000%	8/1/10 (2)(Prere.)	3,500	3,806
Orange County FL School Board COP	6.000%	8/1/10 (2)(Prere.)	3,955	4,300
Orange County FL School Board COP	5.375%	8/1/22 (1)	1,185	1,213
Orange County FL School Board COP	5.000%	8/1/30 (3)	5,000	5,243
Orange County FL Tourist Dev. Rev	5.900%	10/1/10 (1)(ETM)	835	908
Orlando & Orange County FL Expressway Auth	6.500%	7/1/10 (3)	2,000	2,202
Orlando & Orange County FL Expressway Auth	8.250%	7/1/14 (3)	3,000	3,888
Orlando & Orange County FL Expressway Auth	8.250%	7/1/15 (3)	8,360	11,075
Orlando & Orange County FL Expressway Auth. VRDO	3.350%	9/7/06 (4)	1,300	1,300
Orlando & Orange County FL Expressway Auth. VRDO	3.380%	9/7/06 (2)	900	900
Orlando & Orange County FL Expressway Auth. VRDO	3.380%	9/7/06 (2)	6,900	6,900
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/14	5,000	5,519
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/17 (ETM)	12,700	15,216
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/14 (3)	16,300	19,995
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/15 (3)	3,000	3,743
Palm Beach County FL Health Fac. Auth. Hosp. Rev	5.625%	12/1/31	16,500	17,253
Palm Beach County FL School Board COP	6.000%	8/1/10 (3)(Prere.)	7,495	8,209
Palm Beach County FL School Board COP	5.250%	8/1/12 (4)(Prere.)	4,050	4,382
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	4,823
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	8,916
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	4,899
Palm Beach County FL School Board COP	5.250%	8/1/18 (4)	2,300	2,464
Palm Beach County FL Water & Sewer	5.000%	10/1/31	24,605	26,043
Palm Beach County FL Water & Sewer	5.000%	10/1/36	6,500	6,853
Pasco County FL Water & Sewer Rev	5.000%	10/1/36 (4)	10,000	10,505
Polk County FL Public Fac. Rev	5.000%	12/1/30 (1)	17,835	18,764
Polk County FL Util. System Rev	5.250%	10/1/21 (3)	3,620	3,906
1 Polk County FL Util. System Rev. TOB VRDO	3.460%	9/7/06 (3)	9,600	9,600
Sarasota County FL Util. System Rev	7.000%	10/1/09 (3)	6,260	6,858
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/17 (3)	2,400	2,730
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/19 (3)	3,595	4,129
Seminole County FL Sales Tax Rev	5.250%	10/1/31 (1)	8,500	9,746
Seminole County FL Water & Sewer Rev	6.000%	10/1/09 (1)	1,800	1,921
Seminole County FL Water & Sewer Rev	6.000%	10/1/12 (1)	5,000	5,610
Seminole County FL Water & Sewer Rev	6.000%	10/1/19 (1)(ETM)	4,000	4,674
Seminole County FL Water & Sewer Rev	6.000%	10/1/19 (1)	2,350	2,712
South Broward FL Hosp. Dist. Rev	5.625%	5/1/32 (1)	12,000	13,028
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Group)	5.500%	11/15/33	10,000	10,586
St. Lucie County FL Util. System Rev	6.500%	10/1/08 (3)(ETM)	4,910	5,112
St. Lucie County FL Util. System Rev	5.500%	10/1/15 (3)(ETM)	5,000	5,476
2 St. Lucie County FL Util. System Rev	6.000%	10/1/20 (3)(ETM)	5,515	6,582
Sunrise FL Util. System Rev	5.200%	10/1/22 (2)	17,805	19,767
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.580%	9/1/06 (2)	2,375	2,375
Tallahassee FL Energy System Rev	5.250%	10/1/13 (4)	4,380	4,791
Tallahassee FL Energy System Rev	5.250%	10/1/14 (4)	3,980	4,381
Tallahassee FL Energy System Rev	5.250%	10/1/15 (4)	5,240	5,823
Tamarac FL Water & Sewer Util. Rev	5.900%	10/1/11 (3)	3,980	4,223
Tampa Bay FL Water Util. System Rev	5.250%	10/1/17 (3)	5,000	5,572
Tampa Bay FL Water Util. System Rev	5.500%	10/1/24 (3)	23,180	27,164
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11 (1)	4,575	4,805
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/35 (3)	2,900	3,010
Outside Florida:
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev	5.000%	7/1/27 (11)	8,400	8,936
Puerto Rico GO	5.250%	7/1/16	5,000	5,327
Puerto Rico GO	5.250%	7/1/18	6,500	6,891
Puerto Rico GO	5.250%	7/1/19	5,000	5,286
Puerto Rico GO	5.000%	7/1/34	4,200	4,287
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	3,000	2,999
Puerto Rico Govt. Dev. Bank VRDO	3.290%	9/7/06 (1)	1,300	1,300
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	9/7/06 (2)	1,000	1,000
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/40	24,000	25,697
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/27 (2)	15,050	17,725
Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	6,000	6,463
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	5,000	5,381
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	12,000	12,766

Total Municipal Bonds (Cost $1,136,301)				1,189,479

Other Assets and Liabilities—Net (1.2%)				14,242

Net Assets (100%)				1,203,721

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $18,800,000, representing 1.6% of net assets.
2	Securities with a value of $1,671,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC- Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $1,141,422,000. Net unrealized appreciation of investment securities for tax purposes was $48,057,000, consisting of unrealized gains of $48,466,000 on securities that had risen in value since their purchase and $409,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(275)	30,542	(109)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA INSURED TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA INSURED TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD FLORIDA INSURED TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.